Restructuring (Details) - Schedule of the company’s restructuring activities $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Product Warranty Liability [Line Items]
Beginning balance	$ 2,939
Restructuring charges	911
Payments	3,298
Ending balance	552
Organization Restructuring [Member]
Product Warranty Liability [Line Items]
Beginning balance
Restructuring charges	782
Payments	230
Ending balance	552
OneAgileThought [Member]
Product Warranty Liability [Line Items]
Beginning balance	2,222
Restructuring charges
Payments	2,222
Ending balance
COVIDPlan [Member]
Product Warranty Liability [Line Items]
Beginning balance	717
Restructuring charges	129
Payments	846
Ending balance